

------------------------------------------------------- -----------------------------------------------------
John Hancock Balanced Fund                              John Hancock Large Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Biotechnology Fund                         John Hancock Large Cap Value Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Core Equity Fund                           John Hancock Massachusetts Tax-Free
                                                        Income Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Core Growth Fund                           John Hancock Mid Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Core Value Fund                            John Hancock Multi Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock California Tax Free Income Fund            John Hancock New York Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Financial Industries Fund                  John Hancock Real Estate Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Focused Relative Value Fund                John Hancock Regional Bank Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Growth Trends Fund                         John Hancock Small Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Health Sciences Fund                       John Hancock Small Cap Value Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock High Yield Tax-Free Fund                   John Hancock Sovereign Investors Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Money Market Fund                          John Hancock Technology Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock European Equity Fund                       John Hancock Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Global Fund                                John Hancock International Fund
------------------------------------------------------- -----------------------------------------------------
John Hancock Pacific Basin Equities Fund
------------------------------------------------------- -----------------------------------------------------

                Supplement to Statement of Additional Information

         THE "INITIAL SALES CHARGE ON CLASS A AND CLASS C SHARES" section is supplemented under the heading "Without Sales Shares" as follows:

         Class C shares may be offered without a front-end sales charge to:

         o Investments of redemption proceeds from a non-John Hancock mutual fund.

         o Group Retirement plan products for which John Hancock Signature Services performs recordkeeping and administrative services. (These plans include 403(b), Simple IRA, SEP and SARSEP plans.) Also included are plans formerly record kept by John Hancock Signature Services (including 401(k)).

         o Group Retirement plan products sold through third party administrators under the John Hancock SELECT retirement plan program. (These plans include 401(k), Money Purchase and Profit Sharing plans.)






September 4, 2001